PREPAID EXPENSES	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES

7. PREPAID EXPENSES

The prepaid expenses balance as of September 30, 2022 was $0.5 million compared to $25.7 million as of December 31, 2021. In light of the Company’s decision to voluntarily pause further development of Vicineum in the United States, the Company evaluated prepaid balances and determined that the prepayments for the manufacturing of Vicineum, including consumables, had no future economic benefit or value. Pursuant to ASC Topic 730, Certain Nonrefundable Advance Payment, the Company expensed $25.2 million of prepayments during the second quarter of 2022.